Contingent Liabilities - Additional Information (Detail) - Pilot trainees [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities [line items]
Guarantees provided on personal bank loans	¥ 696	¥ 696
Personal bank loans drawn under guarantees	361	409
Amount paid to banks due to default of payments	¥ 5	¥ 4